Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Investment securities held to maturity, fair value	$ 2,155	$ 2,239
Equity
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Common stock, authorized (in shares)	10,000,000	10,000,000
Common stock, issued (in shares)	6,193,710	5,594,793
Treasury stock, shares (in shares)	210,900	210,900
Series A - Cumulative Perpetual [Member]
Equity
Preferred stock, liquidation value per share (in dollars per share)	$ 1,000	$ 1,000
Preferred stock, authorized (in shares)	1,000,000	1,000,000
Preferred stock, issued (in shares)	0	16,288
Series B - Non-cumulative Convertible [Member]
Equity
Preferred stock, liquidation value per share (in dollars per share)	$ 1,000	$ 1,000
Preferred stock, authorized (in shares)	1,000,000	1,000,000
Preferred stock, issued (in shares)	20,000	0